Stockholders' Equity - Preferred and Common Stock Outstanding (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 10, 2017	Jan. 31, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Activities Of Preferred And Common Stock [Roll Forward]
Preferred stock, shares outstanding (in shares)			57,464,000	65,464,000	65,464,000
Contribution of preferred stock to an affiliate (in shares)							964,000
Preferred stock, shares outstanding (in shares)	39,466,000		57,464,000		57,464,000	65,464,000
Repurchase of preferred stock			$ 3,167	$ 246,441	$ 350,710	$ 300,177
REIT Security Venture
Share Activities Of Preferred And Common Stock [Roll Forward]
Ownership percentage					4.40%
Preferred Stock
Share Activities Of Preferred And Common Stock [Roll Forward]
Preferred stock, shares outstanding (in shares)		25,030,000	57,464,000	65,464,000	65,464,000	25,030,000	25,030,000
Repurchase of stock (in shares)		(963,718)			(8,000,000)	(25,432,000)	(964,000)
Number of shares issued or issuable in a combination (in shares)						39,466,000
Issuance of shares (in shares)						26,400,000
Preferred stock, shares outstanding (in shares)			57,464,000	65,464,000	57,464,000	65,464,000	25,030,000
Repurchase of preferred stock		$ 20,000
Class A Common Stock
Share Activities Of Preferred And Common Stock [Roll Forward]
Common stock, shares outstanding (in shares)		163,777,000	483,347,000	542,599,000	542,599,000	166,440,000	163,777,000
Repurchase of stock (in shares)			(652,000)	(42,306,000)	(61,418,000)	(23,371,000)
Number of shares issued or issuable in a combination (in shares)						392,120,000
Shares issued for settlement of contingent consideration—Internalization (Note 14) (in shares)					15,000
Shares canceled (in shares)						(2,984,000)
Conversion of stock, shares issued (in shares)					42,000	34,000	31,000
Converted instrument, shares issued (in shares)						233,000
Share-based compensation, net of forfeitures (in shares)			2,659,000	3,257,000	3,394,000	8,096,000	1,478,000
Redemption of restricted stock units (in shares)						775,000
Shares canceled for tax withholding on vested stock awards (in shares)			(582,000)	(2,909,000)	(3,359,000)	(428,000)	(216,000)
Common stock, shares outstanding (in shares)			484,775,000	500,643,000	483,347,000	542,599,000	166,440,000
Class A Common Stock | Operating Partnership Unit
Share Activities Of Preferred And Common Stock [Roll Forward]
Issuance of shares (in shares)			3,000	2,000	2,074,000	1,684,000	1,370,000
Shares issued upon redemption of OP Units (in shares)					572,567
Class B Common Stock
Share Activities Of Preferred And Common Stock [Roll Forward]
Common stock, shares outstanding (in shares)		801,000	734,000	736,000	736,000	770,000	801,000
Shares issued for settlement of contingent consideration—Internalization (Note 14) (in shares)					40,000
Conversion of stock, shares converted (in shares)					(42,000)	(34,000)	(31,000)
Common stock, shares outstanding (in shares)			734,000	736,000	734,000	736,000	770,000